Non-current provisions and other non-current financial and non-financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 1,048,473	€ 1,183,910
Development of provisions
Provisions for accrued severance payments	6,831	15,923
Provisions for share based plans	24,820	7,089
Miscellaneous non-current liabilities
Put option liabilities	690,567	801,147
Variable payments outstanding for acquisitions	24,666	33,052
Other	427	1,307
Other non-current financial liabilities	715,660	835,506
Labor Expense non-current	105,186	105,909
Deferred Income	13,872	9,474
Other	38,458	37,551
Other non-current liabilities	157,516	152,934
Non-current provisions
Development of provisions
Provisions at beginning of period	195,470
Foreign currency translation	(5,946)
Changes in consolidation group	(7,319)
Utilized	(13,653)
Reversed	(3,421)
Additions	30,297
Reclassifications	(20,131)
Provisions at end of period	175,297
Non-current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	142,562
Foreign currency translation	(4,429)
Utilized	(11,745)
Reclassifications	(12,771)
Provisions at end of period	113,617
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	30,369
Foreign currency translation	(580)
Changes in consolidation group	(5,409)
Utilized	(1,656)
Reversed	(2,075)
Additions	25,594
Reclassifications	(7,710)
Provisions at end of period	38,533
Non-current provisions | Asset retirement obligations
Development of provisions
Provisions at beginning of period	12,792
Foreign currency translation	(792)
Changes in consolidation group	(1,910)
Utilized	(93)
Additions	2,314
Provisions at end of period	12,311
Non-current provisions | Interest payable related to income taxes
Development of provisions
Provisions at beginning of period	3,710
Foreign currency translation	(34)
Additions	313
Provisions at end of period	3,989
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	6,037
Foreign currency translation	(111)
Utilized	(159)
Reversed	(1,346)
Additions	2,076
Reclassifications	350
Provisions at end of period	6,847
1 - 3 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	330,376	988,624
3 - 5 years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	627,201	86,464
Over 5 Years
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current financial and non-financial liabilities	€ 90,896	€ 108,822